BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The fair value of the consideration transferred for Small Footprint acquisition at the acquisition date was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	3,840
Working capital adjustment	488
Contingent consideration	3,029
Total consideration	7,357
As of December 31, 2018 and 2017, fair values of the assets acquired, liabilities assumed and goodwill or bargain gain determined at the date of acquisition in the business combinations are as follows:

	2018 acquisitions	2017 acquisitions
Current Assets
Cash and cash equivalents	191	2,151
Investments	—	5
Trade receivables	1,066	3,170
Other receivables	45	2,893

Non current assets
Property and equipment	48	192
Intangibles	173	524
Other receivables	—	151
Goodwill (1)	6,244	33,699

Current liabilities
Trade and other payables	—	(3,310)
Tax liabilities	—	(22)
Payroll and social security	—	(1,295)
Other liabilities	(410)	—

Total consideration	7,357	38,158

(1)	As of December 31, 2018, 6,244 is not deductible for tax purposes. As of December 31, 2017, 33,699, is deductible for tax purposes.
The consideration transferred for Huddle Group acquisition was calculated as follows:

Purchase price	Amount
Down payment	3,019
Installment payment	5,117	(a)(b)
Total consideration	8,136

(a)	Net present value of future installment payments including interest.

(b)	The outstanding balance as of December 31, 2017 amounted to 110, classified as current. As of December 31, 2018, the consideration was fully settled.

The consideration transferred for Globant India acquisition was calculated as follows:

Purchase price	Amount
Down payment	9,324
Installment payment	2,483	(a)
Contingent consideration	8,377	(a)
Total consideration	20,184

(a)	As of December 31, 2018 and 2017 included 3,127 and 3,119 as Other financial liabilities current, and 1,527 and 4,497 as Other financial liabilities non-current, respectively.

The fair value of the consideration transferred for WAE acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	8,500
Working capital adjustment	1,352
Installment payment	551	(a)
Contingent consideration	9,448	(a)
Total consideration	19,851

(a) As of December 31, 2017 included 924 as Other financial liabilities current, related to Year 1 Deferred Consideration payment. As of December 31, 2018, the consideration was fully settled.

The fair value of the consideration transferred for L4 acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	11,000
Working capital adjustment	817	(a)
Contingent consideration	8,571	(a)
Total consideration	20,388

(a) As of December 31, 2017 included 1,845 as Other financial liabilities current and 1,803 as Other financial liabilities non-current. As of December 31, 2018, the fair value of the contingent consideration was zero.

The consideration transferred for Dynaflows acquisition was calculated as follows:

Purchase price	Amount
Down payment	1,402
Installment payment	414
Total consideration	1,816	(a)

(a)	As of December 31, 2018 and 2017 the consideration was fully settled.

The fair value of the consideration transferred for Ratio acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	5,800
Working capital adjustment	(97)
Contingent consideration	3,826	(a)
Total consideration	9,529

(a)
As of December 31, 2018 included 1,992 and 851 as Other financial liabilities current and non-current, respectively. As of December 31, 2017 included 1,666 and 2,216 as Other financial liabilities current and non-current, respectively.

The fair value of the consideration transferred for PointSource acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	15,500
Working capital adjustment	3,756
Contingent consideration	9,373	(a)
Total consideration	28,629

(a)
As of December 31, 2018 included 746 and 1,040 as Other financial liabilities current and non-current, respectively. As of December 31, 2017, included 2,200 and 7,261 as Other financial liabilities current and non-current, respectively.

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the abovementioned acquisitions as of December 31, 2018 and 2017 are as follows:

	As of December 31, 2018		As of December 31, 2017
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Huddle Group	—	—	110	—
Clarice	3,127	1,527	3,119	4,497
Subscription agreement	400	—	800	—
Put option on minority interest of Dynaflows	—	—	—	2,797
WAE	—	—	924	—
L4	—	—	1,845	1,803
Ratio	1,992	851	1,666	2,216
PointSource	746	1,040	2,200	7,261
Small Footprint	3,070	—	—	—
Total	9,335	3,418	10,664	18,574

	As of December 31,
	2018	2017
Financial assets
Cash and cash equivalents	77,606	52,525
Financial assets measured at FVPL	4,050	7,620
Financial assets measured at FVOCI	4,585	527
Other financial assets (2)	895	1,428
Assets measured at amortised cost	160,963	126,171

Financial liabilities
Other financial liabilities (1)	12,765	29,238
Amortised cost
Trade payables	17,578	11,640
Payroll and social security taxes	58,535	40,472
Borrowings	—	6,011
Tax liabilities	7,399	5,253
Other liabilities	44	20

(1) As of December 31, 2018, other financial liabilities include 3,070, 3,873 and 2,844 related to contingent liability arisen in Small Footprint, Clarice and Ratio acquisitions, respectively, which are measured at fair value (see note 28.9.1).
(2) As of December 31, 2018, other financial assets include foreign exchange forward contracts of 44 measured at fair value through profit and loss, convertible notes of 106 measured at fair value through profit and loss, financial asset related to the acquisition of Clarice of 400 which is measured at fair value through profit and loss, and 345 of guarantee payments related to the future lease of a property under construction measured at amortised cost.